JOHN H. LIVELY, Managing Partner

john.lively@practus.com

11300 Tomahawk Creek Pkwy., Suite 310

Leawood, KS 66211

(913) 660-0778

January 3, 2024

U.S. Securities and Exchange Commission
Filing Desk
100 F Street, N.E.
Washington, D.C. 20549

RE:	The Registration Statement filed on Form N-1A under the Investment Company Act of 1940, as amended (the “1940 Act”), and Securities Act of 1933, as amended (the “1933 Act”), of World Funds Trust (the “Trust”) (File Nos. 333-148723 and 811-22172)

Ladies and Gentlemen:

Enclosed herewith for filing on behalf of the Trust please find Post-Effective Amendment No. 431 to the Trust’s Registration Statement under the Securities Act and Amendment No. 432 to the Trust’s Registration Statement under the 1940 Act (collectively, the “Amendment”).

The Amendment is being filed pursuant to Rule 485(a) under the Securities Act to add two new portfolio series to the Trust, the T-Rex 1.5X Long Spot Bitcoin Daily Target ETF and the T-Rex 1.5X Inverse Spot Bitcoin Daily Target ETF.

If you have any questions concerning the foregoing, please contact the undersigned at (913) 660-0778 or John.Lively@Practus.com.

Very truly yours,

/s/ John H. Lively
On behalf of Practus, LLP